UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

International Core Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsInternational Core Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 93.9%		$1,654,107,092
(Cost $1,703,658,145)
Australia 3.2%		56,504,081
Abacus Property Group	9,055	19,203
Adelaide Brighton, Ltd.	294,152	921,443
AMP, Ltd.	156,926	657,610
ASX, Ltd.	39,039	1,166,186
Australia & New Zealand Banking Group, Ltd.	128,669	2,525,088
Bendigo & Adelaide Bank, Ltd.	25,593	206,249
BT Investment Management, Ltd.	16,278	150,679
BWP Trust	109,334	250,948
Challenger, Ltd.	25,760	156,762
Charter Hall Group	17,949	57,907
Charter Hall Retail REIT	78,825	231,480
Commonwealth Bank of Australia	55,345	3,170,481
Cromwell Property Group	454,062	334,620
Dexus Property Group	219,447	1,216,477
Downer EDI, Ltd.	395,782	1,029,769
Fairfax Media, Ltd.	715,882	459,624
Genworth Mortgage Insurance Australia, Ltd.	40,924	75,012
Goodman Group	381,274	1,679,582
Insurance Australia Group, Ltd.	141,871	566,758
Investa Office Fund	388,961	1,082,925
IOOF Holdings, Ltd.	80,691	550,561
Lend Lease Group	153,264	1,406,513
Macquarie Group, Ltd.	73,828	4,333,552
Magellan Financial Group, Ltd.	6,203	115,817
Mirvac Group	919,748	1,236,020
National Australia Bank, Ltd.	85,130	1,805,252
Nine Entertainment Company Holdings, Ltd.	43,928	52,636
OZ Minerals, Ltd.	93,587	273,139
Perpetual, Ltd.	6,458	214,026
Premier Investments, Ltd.	4,208	42,149
Scentre Group	1,625,650	4,685,919
Seven West Media, Ltd.	96,764	49,306
Shopping Centres Australasia Property Group	22,793	34,546
South32, Ltd. (I)	445,790	383,744
Stockland	720,426	2,078,742
Suncorp Group, Ltd.	254,036	2,453,284
Telstra Corp., Ltd.	1,991,438	7,699,919
The GPT Group	478,680	1,595,701
The Star Entertainment Group, Ltd.	227,760	791,947
Vicinity Centers	1,073,378	2,099,552
Westfield Corp.	356,419	2,463,825
Westpac Banking Corp.	145,857	3,382,859
Woodside Petroleum, Ltd.	108,153	2,351,547
WorleyParsons, Ltd.	106,174	444,722
Austria 0.3%		5,477,895
Oesterreichische Post AG	5,195	186,222
OMV AG	96,625	2,753,209
UNIQA Insurance Group AG	2,379	21,111
voestalpine AG	77,409	2,517,353

2SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Belgium 0.9%		$15,331,362
Ageas	60,883	2,663,715
bpost SA	61,662	1,497,013
D'Ieteren SA	617	21,154
Delhaize Group	81,259	8,135,769
KBC Ancora	1,279	50,566
Mobistar SA (I)	2,555	56,805
Proximus	48,712	1,607,291
Umicore SA	31,429	1,299,049
Canada 7.0%		122,706,468
Allied Properties Real Estate Investment Trust	4,700	115,261
Artis Real Estate Investment Trust	7,100	71,508
Bank of Montreal	202,800	11,709,842
BCE, Inc.	82,600	3,555,242
Canadian Apartment Properties REIT	5,600	111,333
Canadian Imperial Bank of Commerce (L)	134,900	10,129,748
Canadian Natural Resources, Ltd.	2,400	58,120
Canadian Tire Corp., Ltd., Class A	17,800	1,667,705
Cenovus Energy, Inc.	9,000	133,169
CI Financial Corp.	52,800	1,254,912
Cogeco Cable, Inc.	2,000	97,196
Cominar Real Estate Investment Trust (L)	11,400	128,132
Corus Entertainment, Inc., B Shares	7,000	54,933
Fairfax Financial Holdings, Ltd.	1,000	480,115
Granite Real Estate Investment Trust	1,000	30,454
Great-West Lifeco, Inc.	45,300	1,230,999
IGM Financial, Inc.	6,900	196,700
Imperial Oil, Ltd.	4,400	142,927
Industrial Alliance Insurance & Financial Services, Inc.	17,000	576,660
Intact Financial Corp.	20,900	1,393,177
Laurentian Bank of Canada	7,200	292,755
Linamar Corp.	17,100	964,960
Magna International, Inc.	176,100	8,009,520
Metro, Inc.	130,700	3,764,066
National Bank of Canada	32,000	1,048,815
Pacific Exploration and Production Corp. (L)	225,900	314,631
Power Corp. of Canada	80,100	1,879,167
Power Financial Corp.	42,000	1,066,472
RONA, Inc.	4,500	44,917
Royal Bank of Canada	355,500	20,252,679
Smart Real Estate Investment Trust	6,500	155,753
Sun Life Financial, Inc.	146,800	4,841,119
Suncor Energy, Inc.	323,200	8,930,383
The Bank of Nova Scotia	24,200	1,103,402
The Toronto-Dominion Bank	263,500	10,761,384
Transcontinental, Inc., Class A	63,700	1,031,735
Valeant Pharmaceuticals International, Inc. (I)	279,086	25,106,577
China 0.1%		1,051,477
Yangzijiang Shipbuilding Holdings, Ltd.	1,349,700	1,051,477
Denmark 1.2%		21,093,696
AP Moeller - Maersk A/S, Class B	2,918	4,441,593
Carlsberg A/S, Class B	49,195	4,171,808

SEE NOTES TO FUND'S INVESTMENTS3

International Core Fund

	Shares	Value
Denmark (continued)
Novo Nordisk A/S, B Shares	171,379	$9,426,875
Pandora A/S	14,038	1,661,499
Sydbank A/S	2,945	96,514
TDC A/S	155,984	817,915
Tryg A/S	24,528	477,492
Faroe Islands 0.0%		187,455
Bakkafrost P/F	6,894	187,455
Finland 1.1%		18,703,296
Fortum OYJ	180,622	2,634,054
Metso OYJ	14,684	364,107
Neste OYJ	96,938	2,790,014
Sampo OYJ, A Shares	71,968	3,564,901
Sponda OYJ	8,663	35,112
Stora Enso OYJ, R Shares	266,136	2,624,346
Tieto OYJ	56,426	1,438,211
UPM-Kymmene OYJ	275,619	5,252,551
France 11.3%		199,473,079
AXA SA	758,515	20,495,589
BNP Paribas SA	97,966	5,800,043
Carrefour SA	54,949	1,693,541
Casino Guichard Perrachon SA	26,164	1,494,765
Christian Dior SE	30,535	5,580,739
Cie de Saint-Gobain	86,773	3,828,751
Cie Generale des Etablissements Michelin	70,435	7,054,038
CNP Assurances	32,133	447,265
Credit Agricole SA (L)	7,784	93,798
Electricite de France SA (L)	21,090	314,108
Engie SA	430,194	7,489,750
Euler Hermes Group	214	19,175
Hermes International	82	28,855
LVMH Moet Hennessy Louis Vuitton SE (L)	15,354	2,571,977
Mercialys SA	2,760	59,405
Metropole Television SA	14,649	272,004
Nexity SA	1,673	71,397
Orange SA	435,812	7,524,120
Peugeot SA (I)	2,610	46,558
Rallye SA (L)	28,655	539,005
Renault SA	101,586	10,232,892
Rexel SA	113,964	1,559,550
Sanofi	295,527	26,264,668
Schneider Electric SE	117,849	7,445,088
SCOR SE	38,171	1,495,697
Societe Generale SA	149,551	7,129,333
Suez Environnement Company	121,853	2,308,441
Total SA	1,104,448	54,690,332
Valeo SA	24,319	3,759,673
Vallourec SA (L)	18,498	190,029
Veolia Environnement SA	12,938	309,874
Vinci SA	52,562	3,414,482
Vivendi SA	725,911	15,248,137

4SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Germany 10.9%		$193,173,187
Allianz SE	151,606	26,787,279
Alstria Office REIT AG (I)	21,241	280,548
Aurubis AG	34,004	2,113,239
BASF SE	461,110	38,057,843
Bayerische Motoren Werke AG	156,146	17,005,196
Daimler AG	477,925	42,661,239
Deutsche EuroShop AG	1,004	42,529
Deutsche Lufthansa AG (I)	188,199	2,693,741
Deutsche Telekom AG	747,245	13,772,272
E.ON SE	185,316	1,758,114
Freenet AG	49,459	1,662,291
Fresenius Medical Care AG & Company KGaA	4,682	386,146
Hannover Rueck SE	19,624	2,293,334
HeidelbergCement AG	29,894	2,376,172
K+S AG	140,929	4,001,845
LEG Immobilien AG (I)	3,699	292,549
Leoni AG	29,865	1,147,551
Metro AG	75,696	2,518,220
Muenchener Rueckversicherungs AG	45,365	9,122,121
ProSiebenSat.1 Media SE	128,368	6,727,059
Rheinmetall AG	6,591	417,375
Salzgitter AG	13,016	319,245
Siemens AG	145,254	15,088,873
Volkswagen AG	11,073	1,648,406
Hong Kong 3.5%		61,760,080
BOC Hong Kong Holdings, Ltd.	1,802,500	5,524,729
Champion REIT	65,000	33,152
CK Hutchison Holdings, Ltd.	818,472	10,709,878
Dah Sing Banking Group, Ltd.	157,600	307,428
Dah Sing Financial Holdings, Ltd.	6,000	31,120
First Pacific Company, Ltd.	84,000	52,235
Hang Lung Properties, Ltd.	160,000	374,996
Hang Seng Bank, Ltd.	174,000	3,152,959
Henderson Land Development Company, Ltd.	186,000	1,144,807
HKT Trust & HKT, Ltd.	368,000	466,115
Hongkong Land Holdings, Ltd.	515,200	3,598,352
Hutchison Telecommunications Hong Kong Holdings, Ltd.	44,000	15,325
Hysan Development Company, Ltd.	474,000	2,002,023
Kerry Properties, Ltd.	638,500	1,801,376
Luk Fook Holdings International, Ltd.	114,000	260,260
Man Wah Holdings, Ltd.	289,200	337,631
New World Development Company, Ltd.	511,000	507,357
Pacific Textiles Holdings, Ltd.	614,000	954,597
PCCW, Ltd.	1,209,000	729,918
Power Assets Holdings, Ltd.	98,500	879,565
Sino Land Company, Ltd.	502,000	741,776
SJM Holdings, Ltd.	1,297,000	950,701
SmarTone Telecommunications Holdings, Ltd.	158,000	234,312
Sun Hung Kai & Company, Ltd.	32,000	21,497
Sun Hung Kai Properties, Ltd.	734,589	9,027,503
Swire Pacific, Ltd., Class A	335,000	3,656,331
Swire Properties, Ltd.	129,000	373,525

SEE NOTES TO FUND'S INVESTMENTS5

International Core Fund

	Shares	Value
Hong Kong (continued)
Techtronic Industries Company, Ltd.	397,000	$1,612,689
Television Broadcasts, Ltd.	122,700	493,532
Texwinca Holdings, Ltd.	42,000	42,914
The Bank of East Asia, Ltd.	87,000	310,589
The Link REIT	864,500	5,246,011
The Wharf Holdings, Ltd.	573,000	3,277,469
Value Partners Group, Ltd.	262,000	309,142
Wheelock & Company, Ltd.	349,000	1,509,493
Xinyi Glass Holdings, Ltd.	652,000	348,840
Yue Yuen Industrial Holdings, Ltd.	198,500	719,933
Ireland 0.0%		113,763
CRH PLC	2,141	62,873
Shire PLC	731	50,890
Israel 1.0%		16,986,077
Bank Hapoalim BM	332,689	1,719,116
Bank Leumi Le-Israel BM (I)	666,498	2,407,210
Bezeq The Israeli Telecommunication Corp., Ltd.	367,929	791,000
First International Bank of Israel, Ltd.	1,318	15,779
Gazit-Globe, Ltd.	3,676	37,141
Harel Insurance Investments & Financial Services, Ltd.	5,141	20,273
Israel Discount Bank, Ltd., Class A (I)	169,125	311,557
Mizrahi Tefahot Bank, Ltd.	4,384	51,842
Partner Communications Company, Ltd. (I)	32,620	147,883
Teva Pharmaceutical Industries, Ltd.	182,309	11,484,276
Italy 2.5%		44,342,594
A2A SpA	891,883	1,251,966
ACEA SpA	1,553	23,012
Credito Emiliano SpA	3,059	21,759
Enel SpA	3,050,313	13,435,085
Eni SpA	1,128,711	18,356,669
EXOR SpA	24,735	1,108,036
Finmeccanica SpA (I)	121,149	1,752,449
Mediaset SpA	329,514	1,447,980
Mediolanum SpA	106,071	872,575
Recordati SpA	29,467	731,898
Snam SpA	18,691	94,879
Societa Cattolica di Assicurazioni SCRL	8,311	64,835
Telecom Italia SpA (I)	3,830,863	4,948,377
Telecom Italia SpA	106,430	122,444
Unipol Gruppo Finanziario SpA	22,210	110,630
Japan 21.4%		376,612,614
Adastria Company, Ltd.	4,000	235,507
Aeon Company, Ltd.	120,300	1,867,148
Aisin Seiki Company, Ltd.	65,800	2,636,226
Alpine Electronics, Inc.	22,900	321,713
AOKI Holdings, Inc.	4,500	58,733
Aoyama Trading Company, Ltd.	12,700	471,612
Asahi Glass Company, Ltd.	206,000	1,211,887
Asahi Kasei Corp.	379,000	2,591,145
Asatsu-DK, Inc.	13,000	313,929

6SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Japan (continued)
Ashikaga Holdings Company, Ltd.	10,600	$41,131
Autobacs Seven Company, Ltd.	14,300	258,658
Bridgestone Corp.	182,400	6,496,900
Brother Industries, Ltd.	11,000	131,636
Calsonic Kansei Corp.	55,000	478,149
Canon Marketing Japan, Inc.	5,400	85,304
Canon, Inc.	305,200	9,222,842
Central Glass Company, Ltd.	160,000	756,944
Central Japan Railway Company	65,200	11,651,139
Century Tokyo Leasing Corp.	2,200	75,736
Cosmo Energy Holdings Company, Ltd. (I)	5,400	70,870
Credit Saison Company, Ltd.	17,900	337,710
CyberAgent, Inc.	23,200	976,929
Daihatsu Motor Company, Ltd.	53,800	698,058
Daiichi Sankyo Company, Ltd.	37,100	764,261
Daiichikosho Company, Ltd.	1,200	39,317
Daikyo, Inc.	79,000	129,627
Daito Trust Construction Company, Ltd.	24,400	2,535,458
Daiwa House Industry Company, Ltd.	32,000	892,393
Daiwabo Holdings Company, Ltd.	71,000	149,499
DCM Holdings Company, Ltd.	15,500	106,367
DeNA Company, Ltd.	92,661	1,459,693
Denka Company, Ltd.	299,000	1,320,555
Descente, Ltd.	1,500	18,277
Eagle Industry Company, Ltd.	1,700	34,162
Exedy Corp.	2,000	48,073
Fuji Heavy Industries, Ltd.	115,616	4,783,921
Fuji Oil Holdings, Inc.	50,500	754,845
FUJIFILM Holdings Corp.	199,500	8,068,853
Fujitsu General, Ltd.	11,000	145,901
Fukuoka Financial Group, Inc.	62,000	300,719
Fuyo General Lease Company, Ltd.	700	33,773
Gree, Inc. (L)	278,700	1,356,283
Gunze, Ltd.	40,000	120,602
H2O Retailing Corp.	8,700	182,092
Hanwa Company, Ltd.	322,000	1,433,044
Haseko Corp.	263,100	2,942,254
Hitachi Capital Corp.	7,400	207,122
Hitachi Chemical Company, Ltd.	52,100	867,751
Hokuhoku Financial Group, Inc.	101,000	214,110
Honda Motor Company, Ltd.	433,003	14,135,864
Hoya Corp.	48,600	1,970,341
IBJ Leasing Company, Ltd.	1,400	30,908
Idemitsu Kosan Company, Ltd.	18,200	301,362
Inpex Corp.	315,200	3,128,475
Isuzu Motors, Ltd.	96,100	1,080,807
ITOCHU Corp.	1,128,200	13,743,506
Jafco Company, Ltd.	7,700	305,897
JFE Holdings, Inc.	89,500	1,410,765
JSR Corp.	27,300	429,546
JX Holdings, Inc.	506,000	2,052,602
K's Holdings Corp. (L)	59,000	2,152,630

SEE NOTES TO FUND'S INVESTMENTS7

International Core Fund

	Shares	Value
Japan (continued)
Kawasaki Kisen Kaisha, Ltd.	774,000	$1,589,390
KDDI Corp.	606,900	15,053,905
Keihin Corp.	7,200	117,831
Keyence Corp.	3,400	1,844,043
Kobe Steel, Ltd.	884,000	1,033,179
Kohnan Shoji Company, Ltd.	9,800	140,842
Koito Manufacturing Company, Ltd.	13,400	543,681
Kuraray Company, Ltd.	90,500	1,151,989
Leopalace21 Corp. (I)	432,600	2,533,488
Marubeni Corp.	927,024	5,130,051
Marui Group Company, Ltd.	23,000	341,709
Medipal Holdings Corp.	118,735	2,079,491
Mitsuba Corp.	6,600	114,632
Mitsubishi Chemical Holdings Corp.	410,249	2,686,563
Mitsubishi Corp.	806,395	13,565,830
Mitsubishi Electric Corp.	467,000	5,168,186
Mitsubishi UFJ Financial Group, Inc.	4,109,900	26,406,820
Mitsubishi UFJ Lease & Finance Company, Ltd.	31,700	166,653
Mitsui & Company, Ltd.	948,500	11,629,042
Mitsui Engineering & Shipbuilding Company, Ltd.	441,000	724,125
Mitsui OSK Lines, Ltd.	152,000	396,371
Mizuho Financial Group, Inc.	3,808,600	7,690,576
MS&AD Insurance Group Holdings, Inc.	27,000	761,730
Murata Manufacturing Company, Ltd.	11,400	1,770,293
NHK Spring Company, Ltd.	37,200	382,429
Nifco, Inc.	5,000	212,797
Nippon Electric Glass Company, Ltd.	169,000	938,668
Nippon Light Metal Holdings Company, Ltd.	156,600	279,686
Nippon Paper Industries Company, Ltd.	100,300	1,613,746
Nippon Seiki Company, Ltd.	2,000	40,221
Nippon Steel & Sumitomo Metal Corp.	68,500	1,374,467
Nippon Telegraph & Telephone Corp.	634,800	23,563,029
Nippon Television Holdings, Inc.	11,250	207,356
Nippon Yusen KK	485,000	1,261,998
Nipro Corp.	48,400	531,023
Nissan Motor Company, Ltd.	2,056,467	21,965,230
Nissin Kogyo Company, Ltd.	5,400	84,011
Nitori Holdings Company, Ltd.	39,400	3,246,967
NOK Corp.	38,200	1,030,011
Nomura Holdings, Inc.	444,100	2,625,063
Nomura Real Estate Holdings, Inc.	17,500	342,700
North Pacific Bank, Ltd.	49,100	182,568
NTT DOCOMO, Inc.	579,743	10,964,546
Okasan Securities Group, Inc.	10,000	60,598
Onward Holdings Company, Ltd.	7,000	43,499
Open House Company, Ltd.	5,100	107,256
Orient Corp. (I)	199,400	385,477
ORIX Corp.	177,200	2,558,340
Osaka Gas Company, Ltd.	143,000	530,875
Otsuka Holdings Company, Ltd.	114,700	3,801,222
Paltac Corp.	1,500	29,710
PanaHome Corp.	6,000	44,896

8SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
Japan (continued)
Panasonic Corp.	161,100	$1,821,966
Relo Holdings, Inc.	600	65,001
Resona Holdings, Inc.	506,600	2,472,667
Resorttrust, Inc.	5,500	146,682
Ricoh Company, Ltd.	219,700	2,253,668
Ricoh Leasing Company, Ltd.	1,000	30,235
Ryohin Keikaku Company, Ltd.	13,000	2,805,581
Saizeriya Company, Ltd.	6,600	156,551
Sangetsu Company, Ltd.	1,700	32,611
Seiko Epson Corp.	101,400	1,597,116
Sekisui Chemical Company, Ltd.	61,000	727,630
Sekisui House, Ltd.	193,300	3,270,652
Senshu Ikeda Holdings, Inc.	16,600	68,401
Shimachu Company, Ltd.	3,400	79,217
Shimamura Company, Ltd.	2,500	305,031
Showa Denko KK	409,000	538,309
SKY Perfect JSAT Holdings, Inc.	11,875	60,103
SMC Corp.	7,400	1,962,659
Sony Financial Holdings, Inc.	21,000	386,977
Sumitomo Corp.	520,300	5,520,905
Sumitomo Forestry Company, Ltd.	33,800	455,145
Sumitomo Heavy Industries, Ltd.	150,000	711,136
Sumitomo Metal Mining Company, Ltd.	202,000	2,277,964
Sumitomo Mitsui Financial Group, Inc.	596,100	22,752,512
Sumitomo Mitsui Trust Holdings, Inc.	334,000	1,274,922
Sumitomo Real Estate Sales Company, Ltd.	870	20,597
Sumitomo Rubber Industries, Ltd.	74,200	1,002,831
Suruga Bank, Ltd.	9,700	196,265
T&D Holdings, Inc.	51,700	724,843
T-Gaia Corp.	3,000	36,450
Takashimaya Company, Ltd.	49,000	446,951
The 77 Bank, Ltd.	17,000	86,848
The Awa Bank, Ltd.	4,000	23,532
The Bank of Kyoto, Ltd.	22,000	205,143
The Bank of Yokohama, Ltd.	86,000	506,142
The Chiba Bank, Ltd.	50,000	344,703
The Daishi Bank, Ltd.	9,000	39,981
The Gunma Bank, Ltd.	24,000	144,093
The Hachijuni Bank, Ltd.	16,000	96,797
The Hiroshima Bank, Ltd.	21,000	119,436
The Hokkoku Bank, Ltd.	6,000	19,887
The Hyakugo Bank, Ltd.	6,000	29,396
The Iyo Bank, Ltd.	10,600	105,664
The Joyo Bank, Ltd.	39,000	180,949
The Juroku Bank, Ltd.	10,000	40,052
The Keiyo Bank, Ltd.	5,000	23,917
The Kiyo Bank, Ltd.	1,700	25,630
The Musashino Bank, Ltd.	1,000	37,286
The Nishi-Nippon City Bank, Ltd.	166,000	439,575
The Ogaki Kyoritsu Bank, Ltd.	7,000	28,823
The San-In Godo Bank, Ltd.	6,000	48,502
The Shizuoka Bank, Ltd.	26,000	254,063

SEE NOTES TO FUND'S INVESTMENTS9

International Core Fund

	Shares	Value
Japan (continued)
The Yokohama Rubber Company, Ltd.	38,400	$660,774
Toei Company, Ltd.	4,000	40,704
Tokai Rika Company, Ltd.	18,500	427,358
Tokai Tokyo Financial Holdings, Inc.	17,500	105,641
Token Corp.	400	31,446
Tokio Marine Holdings, Inc.	40,000	1,475,367
Tokyo Broadcasting System Holdings, Inc.	7,000	105,464
Tokyo Electric Power Company, Inc. (I)	343,200	2,102,508
Tokyo Gas Company, Ltd.	144,000	688,119
TonenGeneral Sekiyu KK	42,133	406,841
Topre Corp.	1,900	42,036
Tosoh Corp.	388,000	2,175,815
Toyo Tire & Rubber Company, Ltd.	16,400	354,962
Toyoda Gosei Company, Ltd.	16,400	389,935
Toyota Boshoku Corp.	11,100	238,724
Toyota Industries Corp.	900	47,728
Toyota Motor Corp.	105,100	6,541,016
Toyota Tsusho Corp.	199,800	4,685,325
TPR Company, Ltd.	1,500	40,863
TS Tech Company, Ltd.	41,200	1,156,125
Ube Industries, Ltd.	310,000	659,443
Unipres Corp.	2,700	64,414
UNY Group Holdings Company, Ltd.	146,200	890,274
USS Company, Ltd.	11,100	176,709
Valor Company, Ltd.	34,200	805,819
Wacoal Holdings Corp.	5,000	61,045
West Japan Railway Company	35,000	2,210,501
Xebio Company, Ltd.	2,000	38,166
Yamaguchi Financial Group, Inc.	79,000	916,279
Yamaha Motor Company, Ltd.	15,600	380,846
Luxembourg 0.0%		345,642
Grand City Properties SA	16,800	345,642
Malta 0.0%		140,513
BGP Holdings PLC	2,714,128	140,513
Netherlands 2.7%		48,041,030
Aegon NV	7,734	47,170
Corbion NV	33,663	802,466
Delta Lloyd NV	101,837	732,515
Heineken Holding NV	24,183	1,898,249
Heineken NV	67,508	5,985,309
ING Groep NV	3,459	47,552
Koninklijke Ahold NV	481,333	10,475,985
PostNL NV (I)	454,543	1,517,224
Royal Boskalis Westminster NV	9,991	444,272
Royal Dutch Shell PLC, A Shares	778,736	19,324,610
Royal Dutch Shell PLC, B Shares	67,562	1,680,757
SNS REAAL NV (I)	69,009	0
TomTom NV (I)	39,933	497,691
Wolters Kluwer NV	132,860	4,587,230

10SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

	Shares	Value
New Zealand 0.0%		$562,670
Chorus, Ltd. (I)	105,127	214,255
Kiwi Property Group, Ltd.	25,864	23,546
SKY Network Television, Ltd.	108,577	324,869
Norway 1.4%		24,682,089
DNB ASA	63,653	836,657
Orkla ASA	163,294	1,324,488
Statoil ASA	628,222	9,671,026
Storebrand ASA (I)	220,012	810,553
Telenor ASA	307,883	5,351,915
Yara International ASA	144,609	6,687,450
Portugal 0.1%		885,404
EDP - Energias de Portugal SA	265,760	885,404
Singapore 0.6%		10,108,362
Ascendas Real Estate Investment Trust	520,100	880,395
Ascott Residence Trust	47,000	39,473
CapitaLand Commercial Trust	583,600	541,127
CapitaLand Mall Trust	490,700	661,369
CapitaLand Retail China Trust	25,900	26,683
CapitaLand, Ltd.	237,900	508,848
CDL Hospitality Trusts	15,700	14,678
DBS Group Holdings, Ltd.	371,300	4,337,498
Frasers Centrepoint Trust	16,700	21,896
Golden Agri-Resources, Ltd.	3,958,800	1,008,383
Keppel REIT	86,300	56,853
Mapletree Commercial Trust	21,500	19,718
Mapletree Greater China Commercial Trust	58,400	38,036
Mapletree Industrial Trust	41,200	44,236
Mapletree Logistics Trust	85,800	61,112
Oversea-Chinese Banking Corp., Ltd.	103,500	635,476
SPH REIT	24,000	15,729
Starhill Global REIT	42,100	22,498
Suntec Real Estate Investment Trust	113,100	122,880
United Overseas Bank, Ltd.	51,500	707,298
UOL Group, Ltd.	76,000	328,632
Yanlord Land Group, Ltd.	20,900	15,544
Spain 2.9%		50,909,294
Enagas SA	70,132	2,087,981
Endesa SA	115,101	2,379,001
Ferrovial SA	72,039	1,704,555
Gas Natural SDG SA	151,671	3,277,644
Iberdrola SA	1,630,573	11,409,844
Mapfre SA	383,297	1,050,309
Red Electrica Corp. SA	17,835	1,528,514
Repsol SA	393,840	5,122,245
Telefonica SA	1,815,891	22,349,201
Sweden 1.3%		23,651,881
Bilia AB, A Shares	935	20,282
Castellum AB	32,672	459,201
Fabege AB	24,212	385,692
Fastighets AB Balder, B Shares (I)	12,008	253,186

SEE NOTES TO FUND'S INVESTMENTS11

International Core Fund

	Shares	Value
Sweden (continued)
Hufvudstaden AB, A Shares	19,632	$271,525
Industrivarden AB, C Shares (I)	26,505	474,391
Investor AB, B Shares	57,362	2,184,982
Kungsleden AB	6,033	43,177
L E Lundbergforetagen AB, B Shares	673	35,925
NCC AB, B Shares	56,478	1,742,373
Sandvik AB	384,374	3,975,428
Securitas AB, B Shares	92,546	1,410,838
Skanska AB, B Shares	109,130	2,168,743
SKF AB, B Shares	47,585	828,536
Tele2 AB, B Shares	28,278	287,439
Telefonaktiebolaget LM Ericsson, B Shares	767,462	7,449,694
TeliaSonera AB	28,048	137,847
Volvo AB, B Shares	143,826	1,484,705
Wihlborgs Fastigheter AB	1,925	37,917
Switzerland 3.1%		54,054,270
Actelion, Ltd. (I)	373	52,327
Autoneum Holding AG (I)	262	51,019
Baloise Holding AG	12,274	1,491,130
Helvetia Holding AG	1,204	640,340
LafargeHolcim, Ltd.	50,930	2,720,580
Nestle SA	200,916	14,891,747
Swiss Life Holding AG (I)	10,365	2,614,743
Swiss Re AG	117,583	11,204,812
Swisscom AG	6,323	3,113,702
The Swatch Group AG	9,099	3,190,415
Vontobel Holding AG	1,579	70,970
Zurich Insurance Group AG (I)	53,240	14,012,485
United Kingdom 17.4%		307,208,813
AstraZeneca PLC	734,354	49,828,287
Aviva PLC (I)	235,799	1,816,500
BAE Systems PLC	595,550	4,632,080
Balfour Beatty PLC (I)	131,474	507,746
Beazley PLC	164,448	974,604
BG Group PLC	3,713	57,514
BP PLC	3,352,817	19,377,305
British American Tobacco PLC	482,896	28,101,986
BT Group PLC	1,358,243	10,135,237
Carillion PLC (L)	193,211	916,838
Centrica PLC	3,341,827	10,964,444
Compass Group PLC	330,788	5,751,450
Fiat Chrysler Automobiles NV (I)	6,932	98,960
GlaxoSmithKline PLC	1,927,144	39,165,361
Home Retail Group PLC	882,185	1,365,486
IG Group Holdings PLC	152,201	1,774,320
Imperial Tobacco Group PLC	177,296	9,576,421
Intermediate Capital Group PLC	123,056	1,136,423
J Sainsbury PLC	510,606	1,951,071
Kingfisher PLC	1,003,159	5,334,085
Marks & Spencer Group PLC	630,997	4,771,329
Next PLC	8,893	1,060,291

12SEE NOTES TO FUND'S INVESTMENTS

International Core Fund

					Shares	Value
United Kingdom (continued)
Pearson PLC					288,256	$3,588,021
Persimmon PLC (I)					149,815	4,318,401
Prudential PLC					368,405	8,540,222
Reckitt Benckiser Group PLC					172,866	16,208,832
Royal Mail PLC					242,303	1,771,988
Smiths Group PLC					48,032	746,239
SSE PLC					109,809	2,368,570
Tesco PLC (I)					1,514,121	3,810,271
The Sage Group PLC					289,153	2,551,241
Unilever NV					248,689	10,921,882
Vodafone Group PLC					10,685,099	35,958,855
WH Smith PLC					69,653	1,819,234
WM Morrison Supermarkets PLC					1,287,644	2,950,657
WPP PLC					534,675	12,356,662
Preferred securities 0.7%						$12,352,819
(Cost $19,024,353)
Germany 0.7%						12,352,819
Porsche Automobil Holding SE					135,236	7,081,201
Volkswagen AG					38,033	5,271,618
Rights 0.0%						$658,071
(Cost $0)
Telefonica SA (I)					1,815,891	658,071
			Yield (%	)	Shares	Value
Securities lending collateral 0.6%						$10,415,944
(Cost $10,416,152)
John Hancock Collateral Trust (W)			0.1456(Y	)	1,041,032	10,415,944
	Rate (%	)	Maturity date		Par value	Value
Short-term investments 4.9%						$86,273,704
(Cost $86,277,501)
U.S. Government 4.0%						70,936,307
U.S. Treasury Bill	0.177		04-28-16		$25,000,000	24,971,675
U.S. Treasury Bill	0.231		04-14-16		18,000,000	17,987,004
U.S. Treasury Bill	0.240		04-21-16		28,000,000	27,977,628
			Yield (%	)	Shares	Value
Money market funds 0.9%						$15,337,397
JPMorgan U.S. Treasury Plus Money Market Fund			0.0000(Y	)	15,337,397	15,337,397
Total investments (Cost $1,819,376,151)† 100.1%						$1,763,807,630
Other assets and liabilities, net (0.1%)						($1,372,756)
Total net assets 100.0%						$1,762,434,874

SEE NOTES TO FUND'S INVESTMENTS13

International Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
AUD	Australian Dollar
Key to Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $121,396,348.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,849,834,722. Net unrealized depreciation aggregated $86,027,092, of which $80,831,887 related to appreciated investment securities and $166,858,979 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-15:

Financials	21.9
Consumer discretionary	16.2
Telecommunication services	9.8
Health care	9.7
Industrials	9.3
Energy	8.6
Consumer staples	7.8
Materials	5.1
Utilities	3.9
Information technology	2.3
Short-term investments	5.4
TOTAL	100.0

14SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$56,504,081	—	$56,504,081	—
Austria	5,477,895	—	5,477,895	—
Belgium	15,331,362	—	15,331,362	—
Canada	122,706,468	$122,706,468	—	—
China	1,051,477	—	1,051,477	—
Denmark	21,093,696	—	21,093,696	—
Faroe Islands	187,455	—	187,455	—
Finland	18,703,296	—	18,703,296	—
France	199,473,079	—	199,473,079	—
Germany	193,173,187	—	193,173,187	—
Hong Kong	61,760,080	—	61,760,080	—
Ireland	113,763	—	113,763	—
Israel	16,986,077	—	16,986,077	—
Italy	44,342,594	—	44,342,594	—
Japan	376,612,614	—	376,612,614	—
Luxembourg	345,642	—	345,642	—
Malta	140,513	—	—	$140,513
Netherlands	48,041,030	—	48,041,030	—
New Zealand	562,670	—	562,670	—
Norway	24,682,089	—	24,682,089	—
Portugal	885,404	—	885,404	—
Singapore	10,108,362	—	10,108,362	—
Spain	50,909,294	—	50,909,294	—
Sweden	23,651,881	—	23,651,881	—

15

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Switzerland	54,054,270	—	54,054,270	—
United Kingdom	307,208,813	—	307,208,813	—
Preferred securities	12,352,819	—	12,352,819	—
Rights	658,071	—	658,071	—
Securities lending collateral	10,415,944	10,415,944	—	—
Short-term investments	86,273,704	15,337,397	70,936,307	—
Total investments in securities	$1,763,807,630	$148,459,809	$1,615,207,308	$140,513
Other financial instruments
Futures	$1,044,805	$1,044,805	—	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2015, the fund used futures contracts to gain exposure to certain securities markets/substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at November 30, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Hang Seng Index Futures	12	Long	Dec 2015	$1,740,763	($1,787,251)	($46,488)
SPI 200 Index Futures	29	Long	Dec 2015	2,626,699	(2,535,100)	91,599
TOPIX Index Futures	66	Long	Dec 2015	8,432,430	(8,381,928)	50,502
FTSE 100 Index Futures	77	Long	Dec 2015	7,078,557	(6,782,263)	296,294
Euro STOXX 50 Index Futures	404	Long	Dec 2015	14,282,201	(13,629,303)	652,898
						$1,044,805

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

16

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	66Q3	11/15
This report is for the information of the shareholders of John Hancock International Core Fund.		1/16

John Hancock

International Growth Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsInternational Growth Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 97.7%		$1,645,099,093
(Cost $1,619,428,757)
Australia 1.2%		19,874,642
Amcor, Ltd.	2,037,140	19,874,642
Belgium 2.4%		39,772,575
Anheuser-Busch InBev NV	309,355	39,772,575
China 5.9%		99,801,564
Ctrip.com International, Ltd., ADR (I)(L)	193,185	20,672,727
New Oriental Education & Technology Group, Inc., ADR	596,048	17,297,313
PICC Property & Casualty Company, Ltd., H Shares	8,366,450	18,118,863
Tencent Holdings, Ltd.	2,199,670	43,712,661
Denmark 5.7%		96,823,962
DSV A/S	644,878	25,047,858
Novo Nordisk A/S, B Shares	822,476	45,241,125
Pandora A/S	224,194	26,534,979
Finland 1.1%		18,113,837
Sampo OYJ, A Shares	365,681	18,113,837
France 4.5%		75,845,745
BNP Paribas SA	255,850	15,147,510
L'Oreal SA	187,506	33,162,312
Safran SA	375,663	27,535,923
Germany 3.2%		53,517,373
ProSiebenSat.1 Media SE	537,575	28,171,340
United Internet AG	476,469	25,346,033
Hong Kong 2.9%		49,196,112
AIA Group, Ltd.	5,581,100	33,323,729
Guangdong Investment, Ltd.	11,630,405	15,872,383
India 5.7%		96,302,967
Bharti Infratel, Ltd.	3,297,360	19,202,727
HCL Technologies, Ltd.	1,416,300	18,482,543
HDFC Bank, Ltd.	522,849	10,341,724
HDFC Bank, Ltd., ADR	219,430	12,753,272
ICICI Bank, Ltd.	936,550	3,852,266
ICICI Bank, Ltd., ADR	1,641,755	13,642,984
Sun Pharmaceutical Industries, Ltd.	1,643,939	18,027,451
Ireland 2.5%		41,489,223
ICON PLC (I)	232,796	17,303,727
Medtronic PLC	321,018	24,185,496
Israel 1.5%		25,476,285
Check Point Software Technologies, Ltd. (I)	291,858	25,476,285
Japan 8.4%		140,837,873
Astellas Pharma, Inc.	2,077,390	29,237,270
Fuji Heavy Industries, Ltd.	707,700	29,282,980
Hoya Corp.	455,000	18,446,604
Nippon Telegraph & Telephone Corp.	447,300	16,603,250
NTT DOCOMO, Inc.	1,027,900	19,440,437
Ono Pharmaceutical Company, Ltd.	174,020	27,827,332

2SEE NOTES TO FUND'S INVESTMENTS

International Growth Fund

			Shares	Value
Jordan 1.2%				$21,123,380
	Hikma Pharmaceuticals PLC		648,509	21,123,380
Netherlands 1.0%				17,289,920
	AerCap Holdings NV (I)		380,500	17,289,920
Singapore 1.0%				17,370,200
	Avago Technologies, Ltd.		133,156	17,370,200
Switzerland 12.2%				204,855,955
	Actelion, Ltd. (I)		147,785	20,732,195
	Julius Baer Group, Ltd. (I)		393,245	18,799,735
	Novartis AG		557,253	47,540,489
	Partners Group Holding AG		72,976	26,351,922
	Roche Holding AG		199,294	53,383,112
	UBS Group AG		1,983,494	38,048,502
Taiwan 2.1%				34,885,910
	Catcher Technology Company, Ltd.		1,430,000	13,807,758
	Catcher Technology Company, Ltd., GDR		89,927	4,341,043
	Largan Precision Company, Ltd.		215,530	16,737,109
United Kingdom 31.5%				530,093,445
	Aon PLC		212,453	20,127,797
	ARM Holdings PLC		1,409,406	23,878,800
	AstraZeneca PLC		237,803	16,135,700
	BAE Systems PLC		3,496,991	27,198,961
	Booker Group PLC		8,274,320	22,462,383
	British American Tobacco PLC		772,352	44,946,791
	Compass Group PLC		1,848,034	32,131,985
	IG Group Holdings PLC		2,074,113	24,179,474
	Imperial Tobacco Group PLC		471,987	25,493,785
	London Stock Exchange Group PLC		602,612	24,050,597
	Next PLC		236,295	28,172,873
	Persimmon PLC (I)		784,081	22,601,046
	Prudential PLC		1,328,216	30,790,188
	Reckitt Benckiser Group PLC		380,992	35,723,827
	Schroders PLC		441,546	19,916,402
	Sky PLC		1,711,629	28,491,022
	Smith & Nephew PLC		1,594,296	27,009,342
	St. James's Place PLC		1,703,450	26,078,970
	The Sage Group PLC		3,162,532	27,903,505
	WPP PLC		986,560	22,799,997
United States 3.7%				62,428,125
	Allergan PLC (I)		70,226	22,043,240
	Amdocs, Ltd.		368,613	20,852,437
	WABCO Holdings, Inc. (I)		181,731	19,532,448
	Yield (%)		Shares	Value
Securities lending collateral 1.0%				$17,070,633
(Cost $17,070,880)
John Hancock Collateral Trust (W)	0.1456(Y	)	1,706,142	17,070,633
Total investments (Cost $1,636,499,637)† 98.7%				$1,662,169,726
Other assets and liabilities, net 1.3%				$21,902,309
Total net assets 100.0%				$1,684,072,035

SEE NOTES TO FUND'S INVESTMENTS3

International Growth Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $17,398,182.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,636,948,662. Net unrealized appreciation aggregated $25,221,064, of which $62,562,649 related to appreciated investment securities and $37,341,585 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-15:

Health care	23.1%
Financials	21.0%
Consumer discretionary	15.2%
Information technology	14.1%
Consumer staples	12.0%
Industrials	6.9%
Telecommunication services	3.3%
Materials	1.2%
Utilities	0.9%
Short-term investments and other	2.3%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$19,874,642	—	$19,874,642	—
Belgium	39,772,575	—	39,772,575	—
China	99,801,564	$37,970,040	61,831,524	—
Denmark	96,823,962	—	96,823,962	—
Finland	18,113,837	—	18,113,837	—
France	75,845,745	—	75,845,745	—
Germany	53,517,373	—	53,517,373	—
Hong Kong	49,196,112	—	49,196,112	—
India	96,302,967	26,396,256	69,906,711	—
Ireland	41,489,223	41,489,223	—	—
Israel	25,476,285	25,476,285	—	—
Japan	140,837,873	—	140,837,873	—
Jordan	21,123,380	—	21,123,380	—
Netherlands	17,289,920	17,289,920	—	—
Singapore	17,370,200	17,370,200	—	—
Switzerland	204,855,955	—	204,855,955	—
Taiwan	34,885,910	—	34,885,910	—
United Kingdom	530,093,445	20,127,797	509,965,648	—
United States	62,428,125	62,428,125	—	—
Securities lending collateral	17,070,633	17,070,633	—	—
Total investments in securities	$1,662,169,726	$265,618,479	$1,396,551,247	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	87Q3	11/15
This report is for the information of the shareholders of John Hancock International Growth Fund.		1/16

John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsGlobal Shareholder Yield Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 96.7%		$2,238,676,493
(Cost $2,081,148,456)
Australia 3.4%		77,326,709
Commonwealth Bank of Australia	268,030	15,354,304
Sonic Healthcare, Ltd.	853,290	12,510,920
Telstra Corp., Ltd.	7,044,230	27,236,600
Westpac Banking Corp.	958,259	22,224,885
Canada 6.4%		148,062,431
Agrium, Inc.	58,084	5,734,633
BCE, Inc.	979,780	42,171,369
Potash Corp. of Saskatchewan, Inc.	1,362,273	27,545,160
Rogers Communications, Inc., Class B	1,011,940	39,031,809
Shaw Communications, Inc., Class B	803,150	16,671,023
TELUS Corp.	532,054	16,908,437
France 7.1%		164,408,814
AXA SA	684,600	18,498,355
Sanofi	138,495	12,308,605
SCOR SE	778,000	30,485,251
Total SA	690,710	34,202,751
Unibail-Rodamco SE	113,465	29,145,935
Vinci SA	390,460	25,364,685
Vivendi SA	685,688	14,403,232
Germany 6.7%		155,089,387
Allianz SE	109,430	19,335,197
BASF SE	288,160	23,783,366
Daimler AG	256,950	22,936,246
Deutsche Post AG	539,110	15,698,665
Deutsche Telekom AG	960,665	17,705,759
Muenchener Rueckversicherungs AG	194,710	39,152,832
Siemens AG	158,620	16,477,322
Italy 1.5%		35,306,930
Terna Rete Elettrica Nazionale SpA	7,177,710	35,306,930
Netherlands 1.3%		30,071,710
Royal Dutch Shell PLC, ADR, Class A	604,335	30,071,710
Norway 2.9%		66,221,310
Orkla ASA	2,319,930	18,817,096
Statoil ASA	2,053,970	31,619,392
Yara International ASA	341,330	15,784,822
Singapore 1.2%		28,284,679
Singapore Exchange, Ltd.	2,415,374	12,903,026
Singapore Telecommunications, Ltd.	5,666,897	15,381,653
Spain 0.7%		16,855,326
Gas Natural SDG SA	779,970	16,855,326
Sweden 0.9%		20,957,784
Svenska Handelsbanken AB, A Shares	1,558,995	20,957,784
Switzerland 2.6%		60,183,558
Nestle SA	177,660	13,168,029

2SEE NOTES TO FUND'S INVESTMENTS

Global Shareholder Yield Fund

	Shares	Value
Switzerland (continued)
Roche Holding AG	59,255	$15,872,110
Swisscom AG	63,243	31,143,419
Taiwan 0.8%		18,391,901
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	808,080	18,391,901
United Kingdom 14.8%		343,191,118
Aberdeen Asset Management PLC	2,972,450	14,293,646
AstraZeneca PLC, ADR	971,780	33,089,109
BAE Systems PLC	3,994,470	31,068,263
British American Tobacco PLC	534,060	31,079,460
GlaxoSmithKline PLC	1,595,110	32,417,432
Imperial Tobacco Group PLC	692,635	37,411,810
National Grid PLC	3,261,570	45,456,068
Pearson PLC	1,026,970	12,783,049
Rio Tinto PLC	412,580	13,660,789
SSE PLC	1,410,435	30,422,958
Unilever PLC	481,895	20,569,624
Vodafone Group PLC	12,164,912	40,938,910
United States 46.4%		1,074,324,836
AbbVie, Inc.	228,610	13,293,672
Altria Group, Inc.	645,495	37,180,506
Ameren Corp.	570,185	24,951,296
Arthur J. Gallagher & Company	273,080	11,947,250
AT&T, Inc.	1,274,920	42,926,556
Automatic Data Processing, Inc.	171,670	14,808,254
CenturyLink, Inc.	1,085,210	29,224,705
CME Group, Inc.	189,700	18,524,205
ConocoPhillips	484,835	26,205,332
Corrections Corp. of America	826,185	21,299,049
Duke Energy Corp.	494,898	33,534,288
Emerson Electric Company	312,220	15,611,000
Entergy Corp.	430,630	28,692,877
Enterprise Products Partners LP	925,590	23,500,730
Exxon Mobil Corp.	234,885	19,180,709
Iron Mountain, Inc.	1,040,010	28,891,478
Kimberly-Clark Corp.	194,790	23,209,229
Kinder Morgan, Inc.	1,291,956	30,451,403
Lockheed Martin Corp.	82,310	18,039,060
McDonald's Corp.	250,010	28,541,142
Merck & Company, Inc.	304,160	16,123,522
Microchip Technology, Inc.	359,410	17,352,315
Microsoft Corp.	278,040	15,111,474
Occidental Petroleum Corp.	426,605	32,247,072
People's United Financial, Inc.	1,035,040	17,336,920
PepsiCo, Inc.	147,580	14,781,613
Pfizer, Inc.	422,610	13,848,930
Philip Morris International, Inc.	565,170	49,390,206
PPL Corp.	1,043,050	35,505,422
Regal Entertainment Group, Class A	838,230	15,716,813
Reynolds American, Inc.	834,184	38,581,010
RR Donnelley & Sons Company	1,254,830	20,190,215
Seagate Technology PLC	593,325	21,324,101

SEE NOTES TO FUND'S INVESTMENTS3

Global Shareholder Yield Fund

			Shares	Value
United States (continued)
	TECO Energy, Inc.		1,488,790	$39,184,953
	Texas Instruments, Inc.		354,380	20,596,566
	The Coca-Cola Company		314,220	13,392,056
	The Dow Chemical Company		510,005	26,586,561
	The Procter & Gamble Company		211,795	15,850,738
	The Southern Company		380,450	16,945,243
	Verizon Communications, Inc.		882,399	40,105,035
	Waste Management, Inc.		285,060	15,327,676
	WEC Energy Group, Inc.		654,576	32,283,688
	Wells Fargo & Company		367,400	20,243,740
	Welltower, Inc.		574,240	36,286,226
	Yield (%)		Shares	Value
Short-term investments 2.9%				$67,689,062
(Cost $67,689,062)
Money market funds 2.9%				67,689,062
Fidelity Institutional Money Market Government Portfolio	0.0100(Y	)	67,689,062	67,689,062
Total investments (Cost $2,148,837,518)† 99.6%				$2,306,365,555
Other assets and liabilities, net 0.4%				$9,361,004
Total net assets 100.0%				$2,315,726,559

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $2,154,757,396. Net unrealized appreciation aggregated $151,608,159, of which $301,412,129 related to appreciated investment securities and $149,803,970 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-15:

Financials	16.3%
Telecommunication services	14.8%
Utilities	14.7%
Consumer staples	13.5%
Energy	9.8%
Industrials	6.8%
Health care	6.5%
Materials	4.9%
Consumer discretionary	4.8%
Information technology	4.6%
Short-term investments and other	3.3%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$77,326,709	—	$77,326,709	—
Canada	148,062,431	$148,062,431	—	—
France	164,408,814	—	164,408,814	—
Germany	155,089,387	—	155,089,387	—
Italy	35,306,930	—	35,306,930	—
Netherlands	30,071,710	30,071,710	—	—
Norway	66,221,310	—	66,221,310	—
Singapore	28,284,679	—	28,284,679	—
Spain	16,855,326	—	16,855,326	—
Sweden	20,957,784	—	20,957,784	—
Switzerland	60,183,558	—	60,183,558	—
Taiwan	18,391,901	18,391,901	—	—
United Kingdom	343,191,118	33,089,109	310,102,009	—
United States	1,074,324,836	1,074,324,836	—	—
Short-term investments	67,689,062	67,689,062	—	—
Total investments in securities	$2,306,365,555	$1,371,629,049	$934,736,506	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	320Q3	11/15
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.		1/16

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	January 15, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date:	January 15, 2016